UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/16

Item 1. Schedule of Investments.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Conservative Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.7%
Alternative Strategies 6.1%
[a] Franklin K2 Alternative Strategies Fund, Class R6	6,250,791	$65,320,759
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	5,693,599	33,706,107
		99,026,866
Domestic Equity 28.2%
[a,b] Franklin DynaTech Fund, Class R6	1,542,432	72,741,073
[a] Franklin Growth Fund, Class R6	2,174,578	160,048,956
[a,b] Franklin Growth Opportunities Fund, Class R6	721,470	23,397,279
[a] Franklin Real Estate Securities Fund, Class R6	847,637	19,978,797
[a] Franklin Rising Dividends Fund, Class R6	2,022,109	101,064,999
[a,b] Franklin Small Cap Growth Fund, Class R6	544,093	9,238,696
[a] Franklin Utilities Fund, Class R6	2,309,233	40,850,341
iShares S&P 500 Value ETF	372,355	33,489,609
		460,809,750
Domestic Fixed Income 33.3%
[a] Franklin Low Duration Total Return Fund, Class R6	23,413,479	229,217,953
[a] Franklin Strategic Income Fund, Class R6	10,207,214	93,906,371
[a] Franklin U.S. Government Securities Fund, Class R6	24,192,732	154,591,559
iShares TIPS Bond ETF	577,562	66,211,708
		543,927,591
Foreign Equity 13.4%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	672,121	16,581,225
[a] Franklin International Growth Fund, Class R6	1,394,989	14,898,485
[a] Franklin International Small Cap Growth Fund, Class R6	2,784,440	52,096,871
[a] Franklin Mutual European Fund, Class R6	2,890,555	52,694,813
iShares Core MSCI Emerging Markets ETF	465,745	19,384,307
[a] Templeton Foreign Fund, Class R6	8,592,337	54,131,722
[a] Templeton Frontier Markets Fund, Class R6	916,190	9,354,305
		219,141,728
Foreign Fixed Income 17.7%
[a] Templeton Global Total Return Fund, Class R6	25,212,771	287,929,850
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,536,245,959)		1,610,835,785

Short Term Investments (Cost $24,279,520) 1.5%
Money Market Funds 1.5%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	24,279,520	24,279,520
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,560,525,479) 100.2%		1,635,115,305
Other Assets, less Liabilities (0.2)%		(2,592,064)
Net Assets 100.0%		$1,632,523,241

See Abbreviations on page 30.

[a]See Note 4 regarding investments in Underlying Funds.
[b]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Corefolio Allocation Fund

	Shares	Value
Investments in Underlying Funds 100.0%
Domestic Equity 75.1%
[a,b] Franklin Flex Cap Growth Fund, Class R6	3,800,287	$169,568,801
[a] Franklin Growth Fund, Class R6	2,351,123	173,042,627
[a] Franklin Mutual Shares Fund, Class R6	6,585,137	172,069,631
		514,681,059
Foreign Equity 24.9%
[a] Templeton Growth Fund Inc., Class R6	7,933,872	171,054,276
Total Investments in Underlying Funds
before Short Term Investments (Cost $556,599,321)		685,735,335

Short Term Investments (Cost $670,478) 0.1%
Money Market Funds 0.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	670,478	670,478
Total Investments in Underlying Funds (Cost $557,269,799) 100.1%		686,405,813
Other Assets, less Liabilities (0.1)%		(724,857)
Net Assets 100.0%		$685,680,956

[a]See Note 4 regarding investments in Underlying Funds.
[b]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 2

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Founding Funds Allocation Fund

	Shares	Value
Investments in Underlying Funds 99.2%
Domestic Equity 33.0%
[a] Franklin Mutual Shares Fund, Class R6	60,658,720	$1,585,012,339
Domestic Hybrid 33.1%
[a] Franklin Income Fund, Class R6	755,073,019	1,585,653,340
Foreign Equity 33.1%
[a] Templeton Growth Fund Inc., Class R6	73,532,683	1,585,364,639
Total Investments in Underlying Funds
before Short Term Investments (Cost $4,978,737,507)		4,756,030,318

Short Term Investments (Cost $46,275,287) 1.0%
Money Market Funds 1.0%
[a,b] Institutional Fiduciary Trust Money Market Portfolio.	46,275,287	46,275,287
Total Investments in Underlying Funds (Cost $5,025,012,794) 100.2%		4,802,305,605
Other Assets, less Liabilities (0.2)%		(7,836,187)
Net Assets 100.0%		$4,794,469,418

[a]See Note 4 regarding investments in Underlying Funds.
[b]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Growth Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.6%
Alternative Strategies 6.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	5,328,337	$55,681,124
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	4,744,341	28,086,496
		83,767,620
Domestic Equity 54.3%
[a,b] Franklin DynaTech Fund, Class R6	2,484,355	117,162,195
[a] Franklin Growth Fund, Class R6	3,629,769	267,151,013
[a,b] Franklin Growth Opportunities Fund, Class R6	1,564,200	50,726,990
[a] Franklin Real Estate Securities Fund, Class R6	1,646,328	38,803,940
[a] Franklin Rising Dividends Fund, Class R6	3,421,597	171,011,427
[a,b] Franklin Small Cap Growth Fund, Class R6	926,047	15,724,285
[a] Franklin Utilities Fund, Class R6	4,001,272	70,782,505
iShares S&P 500 Value ETF	312,057	28,066,407
		759,428,762
Domestic Fixed Income 7.1%
[a] Franklin Low Duration Total Return Fund, Class R6	4,503,261	44,086,921
[a] Franklin Strategic Income Fund, Class R6	1,861,828	17,128,823
[a] Franklin U.S. Government Securities Fund, Class R6	4,096,587	26,177,191
iShares TIPS Bond ETF	107,485	12,322,080
		99,715,015
Foreign Equity 27.5%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	551,621	13,608,490
[a] Franklin International Growth Fund, Class R6	2,542,134	27,149,991
[a] Franklin International Small Cap Growth Fund, Class R6	5,246,193	98,156,268
[a] Franklin Mutual European Fund, Class R6	5,068,033	92,390,245
iShares Core MSCI Emerging Markets ETF	782,005	32,547,048
[a] Templeton Foreign Fund, Class R6	15,606,347	98,319,987
[a] Templeton Frontier Markets Fund, Class R6	2,091,910	21,358,397
		383,530,426
Foreign Fixed Income 3.7%
[a] Templeton Global Total Return Fund, Class R6	4,480,986	51,172,857
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,157,234,748)		1,377,614,680

Short Term Investments (Cost $21,841,975) 1.5%
Money Market Funds 1.5%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	21,841,975	21,841,975
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,179,076,723) 100.1%		1,399,456,655
Other Assets, less Liabilities (0.1)%		(1,818,774)
Net Assets 100.0%		$1,397,637,881

See Abbreviations on page 30.

[a]See Note 4 regarding investments in Underlying Funds.
[b]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Lifesmart 2015 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.4%
Alternative Strategies 8.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	212,154	$2,217,007
[a] Franklin K2 Long Short Credit Fund, Class R6	222,936	2,211,523
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	241,700	1,430,866
		5,859,396
Domestic Equity 17.1%
[a] Franklin Focused Core Equity Fund, Class R6	159,369	2,114,824
[a] Franklin Growth Fund, Class R6	29,810	2,194,009
[a,b] Franklin Growth Opportunities Fund, Class R6	94,333	3,059,238
[a] Franklin Rising Dividends Fund, Class R6	18,946	946,907
[a,b] Franklin Small Cap Growth Fund, Class R6	29,475	500,481
[a] Franklin Utilities Fund, Class R6	47,237	835,631
iShares S&P 500 Value ETF	32,317	2,906,591
		12,557,681
Domestic Fixed Income 41.7%
[a] Franklin Low Duration Total Return Fund, Class R6	1,634,250	15,999,310
[a] Franklin Strategic Income Fund, Class R6	555,141	5,107,299
[a] Franklin U.S. Government Securities Fund, Class R6	734,256	4,691,893
iShares TIPS Bond ETF	41,139	4,716,175
		30,514,677
Foreign Equity 12.5%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	58,142	1,434,363
[a,b] Franklin India Growth Fund, Class R6	64,870	775,848
[a] Franklin International Small Cap Growth Fund, Class R6	125,481	2,347,741
[a] Franklin Mutual International Fund, Class R6	104,974	1,404,555
iShares Core MSCI Emerging Markets ETF	31,475	1,309,989
iShares Global Infrastructure ETF	21,340	834,180
[a] Templeton Foreign Fund, Class R6	168,899	1,064,066
		9,170,742
Foreign Fixed Income 19.1%
[a] Templeton Global Total Return Fund, Class R6	1,222,795	13,964,318
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $72,119,968)		72,066,814

Short Term Investments (Cost $1,113,826) 1.5%
Money Market Funds 1.5%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	1,113,826	1,113,826
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $73,233,794) 99.9%		73,180,640
Other Assets, less Liabilities 0.1%		71,481
Net Assets 100.0%		$73,252,121

See Abbreviations on page 30.

aSee Note 4 regarding investments in Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Lifesmart 2020 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.2%
Alternative Strategies 7.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	100,762	$1,052,963
[a] Franklin K2 Long Short Credit Fund, Class R6	105,350	1,045,071
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	115,917	686,231
		2,784,265
Domestic Equity 30.3%
[a] Franklin Focused Core Equity Fund, Class R6	156,798	2,080,704
[a] Franklin Growth Fund, Class R6	30,163	2,219,973
[a,b] Franklin Growth Opportunities Fund, Class R6	83,841	2,718,973
[a] Franklin Rising Dividends Fund, Class R6	19,424	970,799
[a,b] Franklin Small Cap Growth Fund, Class R6	27,705	470,439
[a] Franklin Utilities Fund, Class R6	47,796	845,521
iShares S&P 500 Value ETF	15,478	1,392,091
		10,698,500
Domestic Fixed Income 25.9%
[a] Franklin Low Duration Total Return Fund, Class R6	484,175	4,740,077
[a] Franklin Strategic Income Fund, Class R6	173,241	1,593,816
[a] Franklin U.S. Government Securities Fund, Class R6	222,642	1,422,679
iShares TIPS Bond ETF	12,105	1,387,717
		9,144,289
Foreign Equity 21.1%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	28,333	698,975
[a,b] Franklin India Growth Fund, Class R6	54,149	647,618
[a] Franklin International Small Cap Growth Fund, Class R6	124,023	2,320,469
[a] Franklin Mutual International Fund, Class R6	96,405	1,289,898
iShares Core MSCI Emerging Markets ETF	23,309	970,121
iShares Global Infrastructure ETF	15,102	590,337
[a] Templeton Foreign Fund, Class R6	150,153	945,967
		7,463,385
Foreign Fixed Income 12.0%
[a] Templeton Global Total Return Fund, Class R6	369,473	4,219,379
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $35,083,612)		34,309,818

Short Term Investments (Cost $640,512) 1.8%
Money Market Funds 1.8%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	640,512	640,512
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $35,724,124) 99.0%		34,950,330
Other Assets, less Liabilities 1.0%		336,508
Net Assets 100.0%		$35,286,838

See Abbreviations on page 30.

aSee Note 4 regarding investments in Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 6

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Lifesmart 2025 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.6%
Alternative Strategies 8.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	360,753	$3,769,868
[a] Franklin K2 Long Short Credit Fund, Class R6	397,730	3,945,478
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	416,245	2,464,172
		10,179,518
Domestic Equity 36.5%
[a] Franklin Focused Core Equity Fund, Class R6	687,194	9,119,067
[a] Franklin Growth Fund, Class R6	116,102	8,545,134
[a,b] Franklin Growth Opportunities Fund, Class R6	365,188	11,843,028
[a] Franklin Rising Dividends Fund, Class R6	108,667	5,431,190
[a,b] Franklin Small Cap Growth Fund, Class R6	153,051	2,598,804
[a] Franklin Utilities Fund, Class R6	210,721	3,727,656
iShares S&P 500 Value ETF	55,581	4,998,955
		46,263,834
Domestic Fixed Income 17.4%
[a] Franklin Low Duration Total Return Fund, Class R6	1,155,724	11,314,540
[a] Franklin Strategic Income Fund, Class R6	395,840	3,641,728
[a] Franklin U.S. Government Securities Fund, Class R6	557,084	3,559,766
iShares TIPS Bond ETF	31,326	3,591,213
		22,107,247
Foreign Equity 27.3%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	100,228	2,472,625
[a,b] Franklin India Growth Fund, Class R6	260,365	3,113,967
[a] Franklin International Small Cap Growth Fund, Class R6	574,319	10,745,505
[a] Franklin Mutual International Fund, Class R6	449,483	6,014,087
iShares Core MSCI Emerging Markets ETF	119,069	4,955,652
iShares Global Infrastructure ETF	80,799	3,158,433
[a] Templeton Foreign Fund, Class R6	650,798	4,100,026
		34,560,295
Foreign Fixed Income 8.4%
[a] Templeton Global Total Return Fund, Class R6	930,318	10,624,229
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $120,463,763)		123,735,123

Short Term Investments (Cost $1,408,279) 1.1%
Money Market Funds 1.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	1,408,279	1,408,279
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $121,872,042) 98.7%		125,143,402
Other Assets, less Liabilities 1.3%		1,646,724
Net Assets 100.0%		$126,790,126

See Abbreviations on page 30.

aSee Note 4 regarding investments in Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Lifesmart 2030 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 96.7%
Alternative Strategies 8.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	92,595	$967,615
[a] Franklin K2 Long Short Credit Fund, Class R6	102,505	1,016,849
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	106,801	632,262
		2,616,726
Domestic Equity 42.8%
[a] Franklin Focused Core Equity Fund, Class R6	195,772	2,597,897
[a] Franklin Growth Fund, Class R6	38,622	2,842,609
[a,b] Franklin Growth Opportunities Fund, Class R6	113,969	3,695,997
[a] Franklin Rising Dividends Fund, Class R6	30,534	1,526,099
[a,b] Franklin Small Cap Growth Fund, Class R6	52,509	891,599
[a] Franklin Utilities Fund, Class R6	64,006	1,132,269
iShares S&P 500 Value ETF	14,226	1,279,487
		13,965,957
Domestic Fixed Income 11.7%
[a] Franklin Low Duration Total Return Fund, Class R6	196,928	1,927,923
[a] Franklin Strategic Income Fund, Class R6	71,086	653,995
[a] Franklin U.S. Government Securities Fund, Class R6	91,331	583,607
iShares TIPS Bond ETF	5,682	651,384
		3,816,909
Foreign Equity 28.9%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	25,652	632,835
[a,b] Franklin India Growth Fund, Class R6	82,340	984,787
[a] Franklin International Small Cap Growth Fund, Class R6	178,038	3,331,096
[a] Franklin Mutual International Fund, Class R6	129,754	1,736,102
iShares Core MSCI Emerging Markets ETF	21,379	889,794
iShares Global Infrastructure ETF	19,694	769,838
[a] Templeton Foreign Fund, Class R6	172,955	1,089,615
		9,434,067
Foreign Fixed Income 5.3%
[a] Templeton Global Total Return Fund, Class R6	150,322	1,716,674
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $32,627,841)		31,550,333

Short Term Investments (Cost $737,644) 2.3%
Money Market Funds 2.3%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	737,644	737,644
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $33,365,485) 99.0%		32,287,977
Other Assets, less Liabilities 1.0%		331,566
Net Assets 100.0%		$32,619,543

See Abbreviations on page 30.

aSee Note 4 regarding investments in Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Lifesmart 2035 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.1%
Alternative Strategies 8.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	280,062	$2,926,647
[a] Franklin K2 Long Short Credit Fund, Class R6	305,219	3,027,776
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	323,622	1,915,838
		7,870,261
Domestic Equity 43.9%
[a] Franklin Focused Core Equity Fund, Class R6	641,554	8,513,425
[a] Franklin Growth Fund, Class R6	110,412	8,126,339
[a,b] Franklin Growth Opportunities Fund, Class R6	353,023	11,448,537
[a] Franklin Rising Dividends Fund, Class R6	107,436	5,369,641
[a,b] Franklin Small Cap Growth Fund, Class R6	135,072	2,293,532
[a] Franklin Utilities Fund, Class R6	209,996	3,714,824
iShares S&P 500 Value ETF	43,202	3,885,588
		43,351,886
Domestic Fixed Income 9.3%
[a] Franklin Low Duration Total Return Fund, Class R6	484,752	4,745,718
[a] Franklin Strategic Income Fund, Class R6	161,521	1,485,997
[a] Franklin U.S. Government Securities Fund, Class R6	221,167	1,413,258
iShares TIPS Bond ETF	13,430	1,539,615
		9,184,588
Foreign Equity 31.6%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	77,796	1,919,227
[a,b] Franklin India Growth Fund, Class R6	239,346	2,862,583
[a] Franklin International Small Cap Growth Fund, Class R6	521,887	9,764,505
[a] Franklin Mutual International Fund, Class R6	408,880	5,470,808
iShares Core MSCI Emerging Markets ETF	104,697	4,357,489
iShares Global Infrastructure ETF	73,536	2,874,522
[a] Templeton Foreign Fund, Class R6	617,791	3,892,084
		31,141,218
Foreign Fixed Income 4.3%
[a] Templeton Global Total Return Fund, Class R6	373,094	4,260,733
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $92,939,384)		95,808,686

Short Term Investments (Cost $1,326,681) 1.4%
Money Market Funds 1.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	1,326,681	1,326,681
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $94,266,065) 98.5%		97,135,367
Other Assets, less Liabilities 1.5%		1,492,679
Net Assets 100.0%		$98,628,046

See Abbreviations on page 30.

aSee Note 4 regarding investments in Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Lifesmart 2040 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 96.9%
Alternative Strategies 8.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	66,979	$699,930
[a] Franklin K2 Long Short Credit Fund, Class R6	74,831	742,330
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	77,346	457,887
		1,900,147
Domestic Equity 45.8%
[a] Franklin Focused Core Equity Fund, Class R6	163,359	2,167,771
[a] Franklin Growth Fund, Class R6	30,607	2,252,675
[a,b] Franklin Growth Opportunities Fund, Class R6	90,073	2,921,079
[a] Franklin Rising Dividends Fund, Class R6	21,311	1,065,125
[a,b] Franklin Small Cap Growth Fund, Class R6	34,041	578,023
[a] Franklin Utilities Fund, Class R6	52,277	924,774
iShares S&P 500 Value ETF	10,317	927,911
		10,837,358
Domestic Fixed Income 7.6%
[a] Franklin Low Duration Total Return Fund, Class R6	94,835	928,437
[a] Franklin Strategic Income Fund, Class R6	32,912	302,789
[a] Franklin U.S. Government Securities Fund, Class R6	44,164	282,208
iShares TIPS Bond ETF	2,557	293,135
		1,806,569
Foreign Equity 31.9%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	18,245	450,104
[a,b] Franklin India Growth Fund, Class R6	62,743	750,412
[a] Franklin International Small Cap Growth Fund, Class R6	134,051	2,508,087
[a] Franklin Mutual International Fund, Class R6	107,929	1,444,092
iShares Core MSCI Emerging Markets ETF	21,139	879,805
iShares Global Infrastructure ETF	15,542	607,537
[a] Templeton Foreign Fund, Class R6	146,877	925,323
		7,565,360
Foreign Fixed Income 3.6%
[a] Templeton Global Total Return Fund, Class R6	75,069	857,282
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $23,744,811)		22,966,716

Short Term Investments (Cost $402,073) 1.7%
Money Market Funds 1.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	402,073	402,073
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $24,146,884) 98.6%		23,368,789
Other Assets, less Liabilities 1.4%		323,345
Net Assets 100.0%		$23,692,134

See Abbreviations on page 30.

aSee Note 4 regarding investments in Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Lifesmart 2045 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.2%
Alternative Strategies 8.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	190,719	$1,993,013
[a] Franklin K2 Long Short Credit Fund, Class R6	210,556	2,088,714
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	220,224	1,303,727
		5,385,454
Domestic Equity 44.9%
[a] Franklin Focused Core Equity Fund, Class R6	452,173	6,000,341
[a] Franklin Growth Fund, Class R6	83,938	6,177,854
[a,b] Franklin Growth Opportunities Fund, Class R6	230,508	7,475,390
[a] Franklin Rising Dividends Fund, Class R6	74,450	3,720,992
[a,b] Franklin Small Cap Growth Fund, Class R6	96,796	1,643,590
[a] Franklin Utilities Fund, Class R6	155,571	2,752,047
iShares S&P 500 Value ETF	29,355	2,640,189
		30,410,403
Domestic Fixed Income 7.7%
[a] Franklin Low Duration Total Return Fund, Class R6	285,060	2,790,731
[a] Franklin Strategic Income Fund, Class R6	91,648	843,162
[a] Franklin U.S. Government Securities Fund, Class R6	129,250	825,908
iShares TIPS Bond ETF	6,511	746,421
		5,206,222
Foreign Equity 33.0%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	52,637	1,298,555
[a,b] Franklin India Growth Fund, Class R6	180,580	2,159,737
[a] Franklin International Small Cap Growth Fund, Class R6	377,968	7,071,769
[a] Franklin Mutual International Fund, Class R6	298,739	3,997,128
iShares Core MSCI Emerging Markets ETF	64,619	2,689,443
iShares Global Infrastructure ETF	52,575	2,055,157
[a] Templeton Foreign Fund, Class R6	483,449	3,045,731
		22,317,520
Foreign Fixed Income 3.6%
[a] Templeton Global Total Return Fund, Class R6	215,479	2,460,774
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $63,899,378)		65,780,373

Short Term Investments (Cost $906,426) 1.4%
Money Market Funds 1.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	906,426	906,426
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $64,805,804) 98.6%		66,686,799
Other Assets, less Liabilities 1.4%		967,973
Net Assets 100.0%		$67,654,772

See Abbreviations on page 30.

aSee Note 4 regarding investments in Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Lifesmart 2050 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.2%
Alternative Strategies 7.8%
[a] Franklin K2 Alternative Strategies Fund, Class R6	59,014	$616,693
[a] Franklin K2 Long Short Credit Fund, Class R6	61,720	612,261
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	68,322	404,466
		1,633,420
Domestic Equity 46.7%
[a] Franklin Focused Core Equity Fund, Class R6	152,707	2,026,422
[a] Franklin Growth Fund, Class R6	28,040	2,063,703
[a,b] Franklin Growth Opportunities Fund, Class R6	77,801	2,523,083
[a] Franklin Rising Dividends Fund, Class R6	21,463	1,072,741
[a,b] Franklin Small Cap Growth Fund, Class R6	25,082	425,900
[a] Franklin Utilities Fund, Class R6	49,406	873,983
iShares S&P 500 Value ETF	9,192	826,729
		9,812,561
Domestic Fixed Income 6.9%
[a] Franklin Low Duration Total Return Fund, Class R6	75,983	743,876
[a] Franklin Strategic Income Fund, Class R6	26,155	240,619
[a] Franklin U.S. Government Securities Fund, Class R6	34,167	218,328
iShares TIPS Bond ETF	2,215	253,928
		1,456,751
Foreign Equity 32.7%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	16,518	407,499
[a,b] Franklin India Growth Fund, Class R6	50,990	609,837
[a] Franklin International Small Cap Growth Fund, Class R6	117,953	2,206,909
[a] Franklin Mutual International Fund, Class R6	99,865	1,336,201
iShares Core MSCI Emerging Markets ETF	18,616	774,798
iShares Global Infrastructure ETF	13,443	525,487
[a] Templeton Foreign Fund, Class R6	157,902	994,781
		6,855,512
Foreign Fixed Income 3.1%
[a] Templeton Global Total Return Fund, Class R6	57,006	651,012
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $20,728,015)		20,409,256

Short Term Investments (Cost $274,404) 1.3%
Money Market Funds 1.3%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	274,404	274,404
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $21,002,419) 98.5%		20,683,660
Other Assets, less Liabilities 1.5%		305,900
Net Assets 100.0%		$20,989,560

See Abbreviations on page 30.

aSee Note 4 regarding investments in Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Lifesmart 2055 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 90.8%
Alternative Strategies 7.3%
[a] Franklin K2 Alternative Strategies Fund, Class R6	5,954	$62,215
[a] Franklin K2 Long Short Credit Fund, Class R6	6,228	61,787
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	6,868	40,658
		164,660
Domestic Equity 44.5%
[a] Franklin Focused Core Equity Fund, Class R6	14,835	196,859
[a] Franklin Growth Fund, Class R6	2,899	213,346
[a,b] Franklin Growth Opportunities Fund, Class R6	8,130	263,644
[a] Franklin Rising Dividends Fund, Class R6	2,254	112,657
[a,b] Franklin Small Cap Growth Fund, Class R6	2,624	44,558
[a] Franklin Utilities Fund, Class R6	5,194	91,884
iShares S&P 500 Value ETF	895	80,496
		1,003,444
Domestic Fixed Income 6.1%
[a] Franklin Low Duration Total Return Fund, Class R6	7,753	75,905
[a] Franklin Strategic Income Fund, Class R6	3,099	28,516
[a] Franklin U.S. Government Securities Fund, Class R6	3,753	23,979
iShares TIPS Bond ETF	85	9,744
		138,144
Foreign Equity 29.8%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	1,651	40,730
[a,b] Franklin India Growth Fund, Class R6	4,979	59,551
[a] Franklin International Small Cap Growth Fund, Class R6	12,454	233,011
[a] Franklin Mutual International Fund, Class R6	8,855	118,474
iShares Core MSCI Emerging Markets ETF	1,683	70,046
iShares Global Infrastructure ETF	1,197	46,791
[a] Templeton Foreign Fund, Class R6	16,208	102,112
		670,715
Foreign Fixed Income 3.1%
[a] Templeton Global Total Return Fund, Class R6	6,050	69,092
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $2,061,602)		2,046,055

Short Term Investments (Cost $56,039) 2.5%
Money Market Funds 2.5%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	56,039	56,039
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,117,641) 93.3%		2,102,094
Other Assets, less Liabilities 6.7%.		150,634
Net Assets 100.0%		$2,252,728

See Abbreviations on page 30.

aSee Note 4 regarding investments in Underlying Funds.
bNon-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 13

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, March 31, 2016 (unaudited)

Franklin Moderate Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.0%
Alternative Strategies 6.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	9,471,812	$98,980,430
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	8,550,680	50,620,028
		149,600,458
Domestic Equity 41.9%
[a,b] Franklin DynaTech Fund, Class R6	3,266,769	154,060,843
[a] Franklin Growth Fund, Class R6	5,082,772	374,092,042
[a,b] Franklin Growth Opportunities Fund, Class R6	1,874,010	60,774,146
[a] Franklin Real Estate Securities Fund, Class R6	2,127,985	50,156,612
[a] Franklin Rising Dividends Fund, Class R6	4,580,581	228,937,436
[a,b] Franklin Small Cap Growth Fund, Class R6	1,319,381	22,403,091
[a] Franklin Utilities Fund, Class R6	5,473,808	96,831,655
iShares S&P 500 Value ETF	560,569	50,417,576
		1,037,673,401
Domestic Fixed Income 20.4%
[a] Franklin Low Duration Total Return Fund, Class R6	22,769,150	222,909,976
[a] Franklin Strategic Income Fund, Class R6	9,530,124	87,677,140
[a] Franklin U.S. Government Securities Fund, Class R6	22,076,301	141,067,563
iShares TIPS Bond ETF	465,148	53,324,567
		504,979,246
Foreign Equity 20.1%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	1,010,214	24,921,979
[a] Franklin International Growth Fund, Class R6	3,518,060	37,572,878
[a] Franklin International Small Cap Growth Fund, Class R6	6,494,810	121,517,898
[a] Franklin Mutual European Fund, Class R6	6,720,810	122,520,357
iShares Core MSCI Emerging Markets ETF	1,026,025	42,703,161
[a] Templeton Foreign Fund, Class R6	19,839,565	124,989,262
[a] Templeton Frontier Markets Fund, Class R6	2,380,024	24,300,044
		498,525,579
Foreign Fixed Income 10.6%
[a] Templeton Global Total Return Fund, Class R6	22,990,187	262,547,940
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $2,193,024,697)		2,453,326,624

Short Term Investments (Cost $30,087,258) 1.2%
Money Market Funds 1.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	30,087,258	30,087,258
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $2,223,111,955) 100.2%		2,483,413,882
Other Assets, less Liabilities (0.2)%		(4,044,372)
Net Assets 100.0%		$2,479,369,510

See Abbreviations on page 30.

[a]See Note 4 regarding investments in Underlying Funds.
[b]Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-two separate funds, fourteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Board, the Funds’administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

3. INCOME TAXES

At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Conservative	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund	Allocation Fund

Cost of investments	$1,564,625,533	$561,048,459	$5,053,676,510

Unrealized appreciation	$163,862,794	$129,794,334	$112,512,981
Unrealized depreciation	(93,373,022)	(4,436,980)	(363,883,886)
Net unrealized appreciation (depreciation)	$70,489,772	$125,357,354	$(251,370,905)

		Franklin	Franklin
	Franklin	LifeSmart	LifeSmart
	Growth	2015 Retirement	2020 Retirement
	Allocation Fund	Target Fund	Target Fund

Cost of investments	$1,181,149,657	$74,163,169	$36,254,638

Unrealized appreciation	$254,379,682	$2,857,957	$264,255
Unrealized depreciation	(36,072,684)	(3,840,487)	(1,568,563)
Net unrealized appreciation (depreciation)	$218,306,998	$(982,530)	$(1,304,308)

|15

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES (continued)

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2025 Retirement	2030 Retirement	2035 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments.	$122,617,203	$33,580,087	$94,520,068

Unrealized appreciation	$7,358,689	$230,310	$5,922,024
Unrealized depreciation	(4,832,490)	(1,522,420)	(3,306,725)
Net unrealized appreciation (depreciation)	$2,526,199	$(1,292,110)	$2,615,299

	Franklin	Franklin	Franklin
	LifeSmart 2040	LifeSmart 2045	LifeSmart 2050
	Retirement	Retirement	Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments.	$24,282,696	$64,970,912	$21,274,790

Unrealized appreciation	$167,678	$3,870,690	$230,185
Unrealized depreciation	(1,081,585)	(2,154,803)	(821,315)
Net unrealized appreciation (depreciation)	$(913,907)	$1,715,887	$(591,130)

		Franklin
		LifeSmart 2055	Franklin
		Retirement	Moderate
		Target Fund	Allocation Fund

Cost of investments		$2,175,026	$2,230,438,543

Unrealized appreciation		$16,070	$360,605,946
Unrealized depreciation		(89,002)	(107,630,607)
Net unrealized appreciation (depreciation)		$(72,932)	$252,975,339

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the three months ended March 31, 2016, were as follows:

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Conservative Allocation Fund
Franklin DynaTech Fund,
Class R6	1,435,394	143,676	(36,638)	1,542,432	$72,741,073	$—	$(205,544)	2.42%
Franklin Emerging Market
Debt Opportunities Fund	5,125,963	—	(5,125,963)	—	—[a]	—	(9,272,098)	—
Franklin Growth Fund,
Class R6	2,174,815	55,256	(55,493)	2,174,578	160,048,956	—	(266,920)	1.34%

|16

					FRANKLIN FUND ALLOCATOR SERIES
			NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Conservative Allocation
Fund (continued)
Franklin Growth
Opportunities Fund,
Class R6	876,138	22,373	(177,041)	721,470	$23,397,279	$—	$802,178	1.78%
Franklin International
Growth Fund, Class R6	1,395,369	35,088	(35,468)	1,394,989	14,898,485	—	(52,493)	3.54%
Franklin International Small
Cap Growth Fund,
Class R6	2,661,332	194,069	(70,961)	2,784,440	52,096,871	—	(101,473)	3.01%
Franklin
K2 Alternative Strategies
Fund, Class R6	5,538,042	712,749	—	6,250,791	65,320,759	—	—	5.29%
Franklin Low Duration Total
Return Fund, Class R6	21,856,514	2,011,295	(454,330)	23,413,479	229,217,953	902,964	(222,622)	9.00%
Franklin Mutual European
Fund, Class R6	2,769,711	195,362	(74,518)	2,890,555	52,694,813	—	(514,179)	1.84%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	5,291,099	402,500	—	5,693,599	33,706,107	—	—	26.82%
Franklin Real Estate
Securities Fund, Class R6 .	844,353	24,866	(21,582)	847,637	19,978,797	82,459	13,674	3.31%
Franklin Rising Dividends
Fund, Class R6	2,022,338	51,317	(51,546)	2,022,109	101,064,999	—	(48,453)	0.61%
Franklin Short Duration U.S.
Government ETF	190,323	—	(190,323)	—	—[a]	15,281	(210,537)	—
Franklin Small Cap Growth
Fund, Class R6	543,995	14,103	(14,005)	544,093	9,238,696	—	(41,595)	0.33%
Franklin Strategic Income
Fund, Class R6	10,291,767	112,102	(196,655)	10,207,214	93,906,371	1,016,033	(316,651)	1.26%
Franklin U.S. Government
Securities Fund, Class R6 .	20,286,816	4,374,403	(468,487)	24,192,732	154,591,559	1,236,494	(135,861)	2.37%
Franklin Utilities Fund,
Class R6	2,022,512	345,511	(58,790)	2,309,233	40,850,341	297,019	8,230	0.67%
Institutional Fiduciary Trust
Money Market Portfolio	33,334,181	104,178,409	(113,233,070)	24,279,520	24,279,520	—	—	0.11%
Templeton Foreign Fund,
Class R6	8,594,475	216,816	(218,954)	8,592,337	54,131,722	—	(234,281)	0.86%
Templeton Frontier Markets
Fund, Class R6	1,372,510	33,833	(490,153)	916,190	9,354,305	—	(2,615,588)	4.18%
Templeton Global Total
Return Fund, Class R6	27,972,399	222,456	(2,982,084)	25,212,771	287,929,850	2,442,143	(9,391,147)	4.64%

Total					$1,499,448,456	$5,992,393	$(22,805,360)

Franklin Corefolio Allocation Fund
Franklin Flex Cap Growth
Fund, Class R6	3,801,458	—	(1,171)	3,800,287	$169,568,801	$—	$(13,652)	5.59%
Franklin Growth Fund,
Class R6	2,473,407	—	(122,284)	2,351,123	173,042,627	—	126,088	1.45%
Franklin Mutual Shares
Fund, Class R6	6,905,289	—	(320,152)	6,585,137	172,069,631	—	(499,897)	1.18%
Institutional Fiduciary Trust
Money Market Portfolio	1,313,882	8,514,457	(9,157,861)	670,478	670,478	—	—	—[b]
Templeton Growth
Fund Inc., Class R6	7,963,031	24,201	(53,360)	7,933,872	171,054,276	—	(163,097)	1.26%

Total					$686,405,813	$—	$(550,558)

|17

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN UNDERLYING FUNDS (continued)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Founding Funds Allocation Fund
Franklin Income Fund,
Class R6	786,503,572	11,995,947	(43,426,500)	755,073,019	$1,585,653,340	$24,269,698	$(11,107,120)	2.12%
Franklin Mutual Shares
Fund, Class R6	63,039,216	—	(2,380,496)	60,658,720	1,585,012,339	—	5,535,298	10.87%
Institutional Fiduciary Trust
Money Market Portfolio	42,916,312	94,282,756	(90,923,781)	46,275,287	46,275,287	—	—	0.16%
Templeton Growth
Fund Inc., Class R6	74,595,691	—	(1,063,008)	73,532,683	1,585,364,639	—	(907,821)	11.68%

Total					$4,802,305,605	$24,269,698	$(6,479,643)

Franklin Growth Allocation Fund
Franklin DynaTech Fund,
Class R6	2,375,363	108,992	—	2,484,355	$117,162,195	$—	$—	3.89%
Franklin Emerging Market
Debt Opportunities Fund	891,959	—	(891,959)	—	—[a]	—	(849,787)	—
Franklin Growth Fund,
Class R6	3,603,484	26,285	—	3,629,769	267,151,013	—	—	2.24%
Franklin Growth
Opportunities Fund,
Class R6	1,683,916	12,353	(132,069)	1,564,200	50,726,990	—	(119,104)	3.86%
Franklin International
Growth Fund, Class R6	2,523,677	18,457	—	2,542,134	27,149,991	—	—	6.45%
Franklin International Small
Cap Growth Fund,
Class R6	4,926,476	319,717	—	5,246,193	98,156,268	—	—	5.68%
Franklin
K2 Alternative Strategies
Fund, Class R6	4,773,803	554,534	—	5,328,337	55,681,124	—	—	4.51%
Franklin Low Duration Total
Return Fund, Class R6	4,043,897	459,364	—	4,503,261	44,086,921	170,502	—	1.73%
Franklin Mutual European
Fund, Class R6	4,754,170	313,863	—	5,068,033	92,390,245	—	—	3.23%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	4,504,698	239,643	—	4,744,341	28,086,496	—	—	22.35%
Franklin Real Estate
Securities Fund, Class R6 .	1,627,427	18,901	—	1,646,328	38,803,940	160,156	—	6.44%
Franklin Rising Dividends
Fund, Class R6	3,396,850	24,747	—	3,421,597	171,011,427	—	—	1.04%
Franklin Short Duration U.S.
Government ETF	43,840	—	(43,840)	—	—[a]	3,520	(48,487)	—
Franklin Small Cap Growth
Fund, Class R6	919,432	6,615	—	926,047	15,724,285	—	—	0.56%
Franklin Strategic Income
Fund, Class R6	1,841,518	20,310	—	1,861,828	17,128,823	184,088	—	0.23%
Franklin U.S. Government
Securities Fund, Class R6 .	3,335,076	761,511	—	4,096,587	26,177,191	207,554	—	0.40%
Franklin Utilities Fund,
Class R6	3,735,821	265,451	—	4,001,272	70,782,505	498,266	—	1.16%
Institutional Fiduciary Trust
Money Market Portfolio	31,962,324	51,705,844	(61,826,193)	21,841,975	21,841,975	—	—	0.10%
Templeton Foreign Fund,
Class R6	15,493,988	112,359	—	15,606,347	98,319,987	—	—	1.57%

|18

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin Growth Allocation
Fund (continued)
Templeton Frontier Markets
Fund, Class R6	3,108,895	14,956	(1,031,941)	2,091,910		$21,358,397	$—	$(6,341,067)	9.55%
Templeton Global Total
Return Fund, Class R6	4,877,598	39,055	(435,667)	4,480,986		51,172,857	428,801	(1,385,423)	0.83%

Total						$1,312,912,630	$1,652,887	$(8,743,868)

Franklin LifeSmart 2015 Retirement Target
Fund
Franklin DynaTech Fund,
Class R6	51,579	—	(51,579)	—	$	—[a]	$—	$506,433	—
Franklin Emerging Market
Debt Opportunities Fund	261,704	—	(261,704)	—		—[a]	—	(409,453)	—
Franklin Focused Core
Equity Fund, Class R6	197,870	—	(38,501)	159,369		2,114,824	—	(106,527)	1.17%
Franklin Growth Fund,
Class R6	37,001	—	(7,191)	29,810		2,194,009	—	(2,021)	0.02%
Franklin Growth
Opportunities Fund,
Class R6	42,630	70,389	(18,686)	94,333		3,059,238	—	(13,481)	0.23%
Franklin India Growth Fund,
Class R6	72,983	7,531	(15,644)	64,870		775,848	—	(30,067)	0.71%
Franklin International
Growth Fund, Class R6	61,574	—	(61,574)	—		—[a]	—	(90,843)	—
Franklin International Small
Cap Growth Fund,
Class R6	120,440	33,780	(28,739)	125,481		2,347,741	—	(13,045)	0.14%
Franklin
K2 Alternative Strategies
Fund, Class R6	451,280	—	(239,126)	212,154		2,217,007	—	(151,121)	0.18%
Franklin K2 Long Short
Credit Fund, Class R6	—	222,936	—	222,936		2,211,523	—	—	3.34%
Franklin Low Duration Total
Return Fund, Class R6	1,452,606	248,066	(66,422)	1,634,250		15,999,310	86,696	(31,052)	0.63%
Franklin Mutual International
Fund, Class R6	123,582	6,651	(25,259)	104,974		1,404,555	—	(72,198)	0.75%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	258,301	119,649	(136,250)	241,700		1,430,866	—	(304,386)	1.14%
Franklin Real Estate
Securities Fund, Class R6 .	15,107	62	(15,169)	—		—[a]	1,416	97,163	—
Franklin Rising Dividends
Fund, Class R6	23,500	—	(4,554)	18,946		946,907	—	51,761	0.01%
Franklin Short Duration U.S.
Government ETF	11,574	—	(11,574)	—		—[a]	929	(12,798)	—
Franklin Small Cap Growth
Fund, Class R6	36,569	—	(7,094)	29,475		500,481	—	4,595	0.02%
Franklin Strategic Income
Fund, Class R6	529,280	48,331	(22,470)	555,141		5,107,299	37,573	(29,829)	0.07%
Franklin U.S. Government
Securities Fund, Class R6 .	—	744,194	(9,938)	734,256		4,691,893	4,174	68	0.07%
Franklin Utilities Fund,
Class R6	29,331	28,155	(10,249)	47,237		835,631	7,063	5,583	0.01%
Institutional Fiduciary Trust
Money Market Portfolio	1,579,144	9,557,128	(10,022,446)	1,113,826		1,113,826	—	—	0.01%

|19

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2015 Retirement Target
Fund (continued)
Templeton Foreign Fund,
Class R6	124,079	68,940	(24,120)	168,899		$1,064,066	$—	$11,247	0.02%
Templeton Frontier Markets
Fund, Class R6	54,682	—	(54,682)	—		—[a]	—	(202,444)	—
Templeton Global Total
Return Fund, Class R6	1,571,674	126,460	(475,339)	1,222,795		13,964,318	136,042	(1,187,097)	0.23%

Total						$61,979,342	$273,893	$(1,979,512)

Franklin LifeSmart 2020 Retirement Target
Fund
Franklin DynaTech Fund,
Class R6	34,518	993	(35,511)	—	$	—[a]	$—	$(30,420)	—
Franklin Emerging Market
Debt Opportunities Fund	58,959	—	(58,959)	—		—[a]	—	(76,329)	—
Franklin Focused Core
Equity Fund, Class R6	156,985	4,518	(4,705)	156,798		2,080,704	—	(13,928)	1.15%
Franklin Growth Fund,
Class R6	30,205	867	(909)	30,163		2,219,973	—	(7,329)	0.02%
Franklin Growth
Opportunities Fund,
Class R6	34,167	51,179	(1,505)	83,841		2,718,973	—	(7,308)	0.21%
Franklin India Growth Fund,
Class R6	48,442	7,349	(1,642)	54,149		647,618	—	(3,595)	0.60%
Franklin International
Growth Fund, Class R6	46,292	1,318	(47,610)	—		—[a]	—	(53,335)	—
Franklin International Small
Cap Growth Fund,
Class R6	97,668	30,084	(3,729)	124,023		2,320,469	—	(18,443)	0.13%
Franklin
K2 Alternative Strategies
Fund, Class R6	199,403	12,136	(110,777)	100,762		1,052,963	—	(85,557)	0.08%
Franklin K2 Long Short
Credit Fund, Class R6	—	105,350	—	105,350		1,045,071	—	—	1.58%
Franklin Low Duration Total
Return Fund, Class R6	457,082	34,663	(7,570)	484,175		4,740,077	18,989	(3,164)	0.19%
Franklin Mutual International
Fund, Class R6	91,459	7,866	(2,920)	96,405		1,289,898	—	(9,401)	0.69%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	115,351	63,829	(63,263)	115,917		686,231	—	(80,811)	0.55%
Franklin Real Estate
Securities Fund, Class R6 .	10,741	353	(11,094)	—		—[a]	1,048	33,971	—
Franklin Rising Dividends
Fund, Class R6	19,451	556	(583)	19,424		970,799	—	(1,372)	0.01%
Franklin Short Duration U.S.
Government ETF	2,100	—	(2,100)	—		—[a]	169	(2,300)	—
Franklin Small Cap Growth
Fund, Class R6	27,744	803	(842)	27,705		470,439	—	(3,576)	0.01%
Franklin Strategic Income
Fund, Class R6	173,044	11,656	(11,459)	173,241		1,593,816	17,488	(17,618)	0.02%
Franklin U.S. Government
Securities Fund, Class R6 .	—	223,720	(1,078)	222,642		1,422,679	5,370	—	0.02%

|20

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross	Held at End		at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2020 Retirement Target
Fund (continued)
Franklin Utilities Fund,
Class R6	23,934	25,297	(1,435)	47,796		$845,521	$6,175	$60	0.01%
Institutional Fiduciary Trust
Money Market Portfolio	651,183	5,449,690	(5,460,361)	640,512		640,512	—	—	—[b]
Templeton Foreign Fund,
Class R6	99,587	53,557	(2,991)	150,153		945,967	—	(7,023)	0.02%
Templeton Frontier Markets
Fund, Class R6	41,691	1,188	(42,879)	—		—[a]	—	(184,171)	—
Templeton Global Total
Return Fund, Class R6	496,054	32,135	(158,716)	369,473		4,219,379	44,456	(291,397)	0.07%

Total						$29,911,089	$93,695	$(863,046)

Franklin LifeSmart 2025 Retirement Target
Fund
Franklin DynaTech Fund,
Class R6	152,651	2,600	(155,251)	—	$	—[a]	$—	$1,766,728	—
Franklin Emerging Market
Debt Opportunities Fund	177,862	—	(177,862)	—		—[a]	—	(284,310)	—
Franklin Focused Core
Equity Fund, Class R6	675,621	11,573	—	687,194		9,119,067	—	—	5.03%
Franklin Growth Fund,
Class R6	114,159	1,943	—	116,102		8,545,134	—	—	0.07%
Franklin Growth
Opportunities Fund,
Class R6	138,933	226,255	—	365,188		11,843,028	—	—	0.90%
Franklin India Growth Fund,
Class R6	231,127	29,238	—	260,365		3,113,967	—	—	2.86%
Franklin International
Growth Fund, Class R6	255,533	4,311	(259,844)	—		—[a]	—	(357,709)	—
Franklin International Small
Cap Growth Fund,
Class R6	418,599	155,720	—	574,319		10,745,505	—	—	0.62%
Franklin
K2 Alternative Strategies
Fund, Class R6	705,761	20,720	(365,728)	360,753		3,769,868	—	(251,682)	0.31%
Franklin K2 Long Short
Credit Fund, Class R6	—	397,730	—	397,730		3,945,478	—	—	5.96%
Franklin Low Duration Total
Return Fund, Class R6	993,226	162,498	—	1,155,724		11,314,540	42,040	—	0.44%
Franklin Mutual International
Fund, Class R6	420,030	29,453	—	449,483		6,014,087	—	—	3.23%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	414,644	220,434	(218,833)	416,245		2,464,172	—	(548,252)	1.96%
Franklin Real Estate
Securities Fund, Class R6 .	49,228	1,041	(50,269)	—		—[a]	4,890	312,183	—
Franklin Rising Dividends
Fund, Class R6	106,856	1,811	—	108,667		5,431,190	—	—	0.03%
Franklin Short Duration U.S.
Government ETF	7,089	—	(7,089)	—		—[a]	569	(7,842)	—
Franklin Small Cap Growth
Fund, Class R6	150,442	2,609	—	153,051		2,598,804	—	—	0.09%
Franklin Strategic Income
Fund, Class R6	362,116	33,724	—	395,840		3,641,728	37,050	—	0.05%

|21

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross	Held at End		at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2025 Retirement Target
Fund (continued)
Franklin U.S. Government
Securities Fund, Class R6 .	—	557,084	—	557,084		$3,559,766	$13,158	$—	0.05%
Franklin Utilities Fund,
Class R6	103,559	107,162	—	210,721		3,727,656	26,431	—	0.06%
Institutional Fiduciary Trust
Money Market Portfolio	2,105,947	14,557,881	(15,255,549)	1,408,279		1,408,279	—	—	0.01%
Templeton Foreign Fund,
Class R6	385,762	265,036	—	650,798		4,100,026	—	—	0.07%
Templeton Frontier Markets
Fund, Class R6	178,644	3,079	(181,723)	—		—[a]	—	(741,856)	—
Templeton Global Total
Return Fund, Class R6	1,145,644	94,966	(310,292)	930,318		10,624,229	103,717	(808,480)	0.17%

Total						$105,966,524	$227,855	$(921,220)

Franklin LifeSmart 2030 Retirement Target
Fund
Franklin DynaTech Fund,
Class R6	46,965	1,524	(48,489)	—	$	—[a]	$—	$(62,027)	—
Franklin Emerging Market
Debt Opportunities Fund	30,301	—	(30,301)	—		—[a]	—	(50,185)	—
Franklin Focused Core
Equity Fund, Class R6	189,612	6,160	—	195,772		2,597,897	—	—	1.43%
Franklin Growth Fund,
Class R6	37,412	1,210	—	38,622		2,842,609	—	—	0.02%
Franklin Growth
Opportunities Fund,
Class R6	42,587	71,382	—	113,969		3,695,997	—	—	0.28%
Franklin India Growth Fund,
Class R6	71,745	10,595	—	82,340		984,787	—	—	0.90%
Franklin International
Growth Fund, Class R6	75,990	2,438	(78,428)	—		—[a]	—	(99,446)	—
Franklin International Small
Cap Growth Fund,
Class R6	129,080	48,958	—	178,038		3,331,096	—	—	0.19%
Franklin
K2 Alternative Strategies
Fund, Class R6	181,672	5,777	(94,854)	92,595		967,615	—	(74,662)	0.08%
Franklin K2 Long Short
Credit Fund, Class R6	—	102,505	—	102,505		1,016,849	—	—	1.54%
Franklin Low Duration Total
Return Fund, Class R6	162,759	34,169	—	196,928		1,927,923	7,137	—	0.08%
Franklin Mutual International
Fund, Class R6	118,633	11,121	—	129,754		1,736,102	—	—	0.93%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	102,100	62,514	(57,813)	106,801		632,262	—	(88,563)	0.50%
Franklin Real Estate
Securities Fund, Class R6 .	15,114	554	(15,668)	—		—[a]	1,524	40,699	—
Franklin Rising Dividends
Fund, Class R6	29,581	953	—	30,534		1,526,099	—	—	0.01%
Franklin Short Duration U.S.
Government ETF	1,063	—	(1,063)	—		—[a]	85	(1,171)	—

|22

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross	Held at End		at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2030 Retirement Target
Fund (continued)
Franklin Small Cap Growth
Fund, Class R6	50,843	1,666	—	52,509		$891,599	$—	$—	0.03%
Franklin Strategic Income
Fund, Class R6	62,042	9,044	—	71,086		653,995	6,810	—	0.01%
Franklin U.S. Government
Securities Fund, Class R6 .	—	91,331	—	91,331		583,607	2,192	—	—[b]
Franklin Utilities Fund,
Class R6	30,936	33,070	—	64,006		1,132,269	8,028	—	0.02%
Institutional Fiduciary Trust
Money Market Portfolio	636,750	4,264,172	(4,163,278)	737,644		737,644	—	—	—[b]
Templeton Foreign Fund,
Class R6	122,709	50,246	—	172,955		1,089,615	—	—	0.02%
Templeton Frontier Markets
Fund, Class R6	57,456	1,842	(59,298)	—		—[a]	—	(293,902)	—
Templeton Global Total
Return Fund, Class R6	177,412	23,510	(50,600)	150,322		1,716,674	16,670	(123,597)	0.03%

Total						$28,064,639	$42,446	$(752,854)

Franklin LifeSmart 2035 Retirement Target
Fund
Franklin DynaTech Fund,
Class R6	155,968	—	(155,968)	—	$	—[a]	$—	$1,302,105	—
Franklin Emerging Market
Debt Opportunities Fund	61,982	—	(61,982)	—		—[a]	—	(128,500)	—
Franklin Focused Core
Equity Fund, Class R6	648,925	—	(7,371)	641,554		8,513,425	—	(31,989)	4.70%
Franklin Growth Fund,
Class R6	111,676	—	(1,264)	110,412		8,126,339	—	(17,196)	0.07%
Franklin Growth
Opportunities Fund,
Class R6	132,013	222,503	(1,493)	353,023		11,448,537	—	(11,940)	0.87%
Franklin India Growth Fund,
Class R6	217,777	24,387	(2,818)	239,346		2,862,583	—	(8,228)	2.63%
Franklin International
Growth Fund, Class R6	232,448	—	(232,448)	—		—[a]	—	(345,348)	—
Franklin International Small
Cap Growth Fund,
Class R6	394,471	131,954	(4,538)	521,887		9,764,505	—	(26,500)	0.57%
Franklin
K2 Alternative Strategies
Fund, Class R6	574,628	12,521	(307,087)	280,062		2,926,647	—	(213,960)	0.24%
Franklin K2 Long Short
Credit Fund, Class R6	—	305,219	—	305,219		3,027,776	—	—	4.57%
Franklin Low Duration Total
Return Fund, Class R6	325,304	159,448	—	484,752		4,745,718	16,029	—	0.19%
Franklin Mutual International
Fund, Class R6	392,077	21,540	(4,737)	408,880		5,470,808	—	(21,269)	2.93%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	328,621	165,957	(170,956)	323,622		1,915,838	—	(387,827)	1.52%
Franklin Real Estate
Securities Fund, Class R6 .	48,100	205	(48,305)	—		—[a]	4,646	292,152	—
Franklin Rising Dividends
Fund, Class R6	108,670	—	(1,234)	107,436		5,369,641	—	(5,740)	0.03%

|23

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross	Held at End		at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2035 Retirement Target
Fund (continued)
Franklin Short Duration U.S.
Government ETF	3,435	—	(3,435)	—	$	—[a]	$276	$(3,801)	—
Franklin Small Cap Growth
Fund, Class R6	136,610	—	(1,538)	135,072		2,293,532	—	(12,027)	0.08%
Franklin Strategic Income
Fund, Class R6	118,070	43,451	—	161,521		1,485,997	14,408	—	0.02%
Franklin U.S. Government
Securities Fund, Class R6 .	—	221,167	—	221,167		1,413,258	5,207	—	0.02%
Franklin Utilities Fund,
Class R6	106,113	105,088	(1,205)	209,996		3,714,824	26,340	795	0.06%
Institutional Fiduciary Trust
Money Market Portfolio	1,797,437	12,439,549	(12,910,305)	1,326,681		1,326,681	—	—	0.01%
Templeton Foreign Fund,
Class R6	393,283	229,033	(4,525)	617,791		3,892,084	—	(14,228)	0.06%
Templeton Frontier Markets
Fund, Class R6	175,264	—	(175,264)	—		—[a]	—	(900,645)	—
Templeton Global Total
Return Fund, Class R6	365,436	126,048	(118,390)	373,094		4,260,733	37,321	(290,068)	0.07%

Total						$82,558,926	$104,227	$(824,214)

Franklin LifeSmart 2040 Retirement Target
Fund
Franklin DynaTech Fund,
Class R6	38,175	496	(38,671)	—	$	—[a]	$—	$(49,903)	—
Franklin Emerging Market
Debt Opportunities Fund	11,720	—	(11,720)	—		—[a]	—	(11,601)	—
Franklin Focused Core
Equity Fund, Class R6	159,881	3,478	—	163,359		2,167,771	—	—	1.20%
Franklin Growth Fund,
Class R6	29,956	651	—	30,607		2,252,675	—	—	0.02%
Franklin Growth
Opportunities Fund,
Class R6	33,112	56,961	—	90,073		2,921,079	—	—	0.22%
Franklin India Growth Fund,
Class R6	55,065	7,678	—	62,743		750,412	—	—	0.69%
Franklin International
Growth Fund, Class R6	56,072	—	(56,072)	—		—[a]	—	(73,565)	—
Franklin International Small
Cap Growth Fund,
Class R6	99,132	34,919	—	134,051		2,508,087	—	—	0.15%
Franklin
K2 Alternative Strategies
Fund, Class R6	132,349	4,824	(70,194)	66,979		699,930	—	(54,452)	0.06%
Franklin K2 Long Short
Credit Fund, Class R6	—	74,831	—	74,831		742,330	—	—	1.12%
Franklin Low Duration Total
Return Fund, Class R6	64,464	30,371	—	94,835		928,437	3,446	—	0.04%
Franklin Mutual International
Fund, Class R6	100,048	7,881	—	107,929		1,444,092	—	—	0.77%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	71,199	45,736	(39,589)	77,346		457,887	—	(59,285)	0.36%

|24

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross	Held at End		at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2040 Retirement Target
Fund (continued)
Franklin Real Estate
Securities Fund, Class R6 .	10,950	285	(11,235)	—	$	—[a]	$1,093	$27,809	—
Franklin Rising Dividends
Fund, Class R6	20,858	453	—	21,311		1,065,125	—	—	0.01%
Franklin Short Duration U.S.
Government ETF	391	—	(391)	—		—[a]	31	(428)	—
Franklin Small Cap Growth
Fund, Class R6	33,319	722	—	34,041		578,023	—	—	0.02%
Franklin Strategic Income
Fund, Class R6	23,405	9,507	—	32,912		302,789	3,870	—	—[b]
Franklin U.S. Government
Securities Fund, Class R6 .	—	44,164	—	44,164		282,208	1,064	—	—[b]
Franklin Utilities Fund,
Class R6	25,517	26,760	—	52,277		924,774	6,411	—	0.02%
Institutional Fiduciary Trust
Money Market Portfolio	421,022	3,596,467	(3,615,416)	402,073		402,073	—	—	—[b]
Templeton Foreign Fund,
Class R6	98,787	48,090	—	146,877		925,323	—	—	0.01%
Templeton Frontier Markets
Fund, Class R6	45,472	—	(45,472)	—		—[a]	—	(253,757)	—
Templeton Global Total
Return Fund, Class R6	71,403	27,294	(23,628)	75,069		857,282	7,716	(25,938)	0.01%

Total						$20,210,297	$23,631	$(501,120)

Franklin LifeSmart 2045 Retirement Target
Fund
Franklin DynaTech Fund,
Class R6	107,343	—	(107,343)	—	$	—[a]	$—	$933,111	—
Franklin Emerging Market
Debt Opportunities Fund	26,493	—	(26,493)	—		—[a]	—	(58,758)	—
Franklin Focused Core
Equity Fund, Class R6	452,173	—	—	452,173		6,000,341	—	—	3.31%
Franklin Growth Fund,
Class R6	83,938	—	—	83,938		6,177,854	—	—	0.05%
Franklin Growth
Opportunities Fund,
Class R6	75,558	154,950	—	230,508		7,475,390	—	—	0.57%
Franklin India Growth Fund,
Class R6	163,417	17,163	—	180,580		2,159,737	—	—	1.98%
Franklin International
Growth Fund, Class R6	164,614	—	(164,614)	—		—[a]	—	(235,011)	—
Franklin International Small
Cap Growth Fund,
Class R6	283,445	94,523	—	377,968		7,071,769	—	—	0.41%
Franklin
K2 Alternative Strategies
Fund, Class R6	380,208	11,288	(200,777)	190,719		1,993,013	—	(141,927)	0.16%
Franklin K2 Long Short
Credit Fund, Class R6	—	210,556	—	210,556		2,088,714	—	—	3.16%
Franklin Low Duration Total
Return Fund, Class R6	147,850	137,210	—	285,060		2,790,731	8,543	—	0.11%
Franklin Mutual International
Fund, Class R6	283,581	15,158	—	298,739		3,997,128	—	—	2.14%

|25

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN UNDERLYING FUNDS (continued)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross	Held at End		at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2045 Retirement Target
Fund (continued)
Franklin Pelagos
Commodities Strategy
Fund, Class R6	218,352	117,063	(115,191)	220,224		$1,303,727	$—	$(243,881)	1.04%
Franklin Real Estate
Securities Fund, Class R6 .	27,146	117	(27,263)	—		—[a]	2,652	156,129	—
Franklin Rising Dividends
Fund, Class R6	74,450	—	—	74,450		3,720,992	—	—	0.02%
Franklin Short Duration U.S.
Government ETF	1,539	—	(1,539)	—		—[a]	124	(1,689)	—
Franklin Small Cap Growth
Fund, Class R6	96,796	—	—	96,796		1,643,590	—	—	0.06%
Franklin Strategic Income
Fund, Class R6	50,839	40,809	—	91,648		843,162	7,840	—	0.01%
Franklin U.S. Government
Securities Fund, Class R6 .	—	129,250	—	129,250		825,908	3,011	—	0.01%
Franklin Utilities Fund,
Class R6	77,662	77,909	—	155,571		2,752,047	19,513	—	0.05%
Institutional Fiduciary Trust
Money Market Portfolio	1,463,464	8,529,524	(9,086,562)	906,426		906,426	—	—	—[b]
Templeton Foreign Fund,
Class R6	342,585	140,864	—	483,449		3,045,731	—	—	0.05%
Templeton Frontier Markets
Fund, Class R6	123,389	—	(123,389)	—		—[a]	—	(630,921)	—
Templeton Global Total
Return Fund, Class R6	160,673	122,270	(67,464)	215,479		2,460,774	19,114	(162,728)	0.04%

Total						$57,257,034	$60,797	$(385,675)

Franklin LifeSmart 2050 Retirement Target
Fund
Franklin DynaTech Fund,
Class R6	31,167	2,798	(33,965)	—	$	—[a]	$—	$(34,588)	—
Franklin Emerging Market
Debt Opportunities Fund	5,743	—	(5,743)	—		—[a]	—	(5,383)	—
Franklin Focused Core
Equity Fund, Class R6	131,416	25,472	(4,181)	152,707		2,026,422	—	(15,261)	1.12%
Franklin Growth Fund,
Class R6	24,141	4,663	(764)	28,040		2,063,703	—	(5,907)	0.02%
Franklin Growth
Opportunities Fund,
Class R6	21,940	56,558	(697)	77,801		2,523,083	—	(3,523)	0.19%
Franklin India Growth Fund,
Class R6	39,057	13,152	(1,219)	50,990		609,837	—	(2,754)	0.56%
Franklin International
Growth Fund, Class R6	36,159	3,218	(39,377)	—		—[a]	—	(41,563)	—
Franklin International Small
Cap Growth Fund,
Class R6	80,852	39,622	(2,521)	117,953		2,206,909	—	(15,526)	0.13%
Franklin
K2 Alternative Strategies
Fund, Class R6	102,765	9,735	(53,486)	59,014		616,693	—	(40,334)	0.05%
Franklin K2 Long Short
Credit Fund, Class R6	—	61,720	—	61,720		612,261	—	—	0.92%

|26

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

									% of
									Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period		of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2050 Retirement Target
Fund (continued)
Franklin Low Duration Total
Return Fund, Class R6	34,168	44,310	(2,495)	75,983		$743,876	$1,885	$(549)	0.03%
Franklin Mutual International
Fund, Class R6	81,652	20,772	(2,559)	99,865		1,336,201	—	(8,316)	0.72%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	59,183	40,033	(30,894)	68,322		404,466	—	(45,762)	0.32%
Franklin Real Estate
Securities Fund, Class R6 .	7,357	683	(8,040)	—		—[a]	760	21,437	—
Franklin Rising Dividends
Fund, Class R6	18,488	3,559	(584)	21,463		1,072,741	—	(3,597)	0.01%
Franklin Short Duration U.S.
Government ETF	272	—	(272)	—		—[a]	22	(297)	—
Franklin Small Cap Growth
Fund, Class R6	21,573	4,201	(692)	25,082		425,900	—	(3,486)	0.02%
Franklin Strategic Income
Fund, Class R6	12,467	14,598	(910)	26,155		240,619	1,836	(473)	—[b]
Franklin U.S. Government
Securities Fund, Class R6 .	—	34,167	—	34,167		218,328	747	—	—[b]
Franklin Utilities Fund,
Class R6	21,212	28,864	(670)	49,406		873,983	5,646	(1,161)	0.01%
Institutional Fiduciary Trust
Money Market Portfolio	310,796	4,442,858	(4,479,250)	274,404		274,404	—	—	—[b]
Templeton Foreign Fund,
Class R6	100,954	60,114	(3,166)	157,902		994,781	—	(9,214)	0.02%
Templeton Frontier Markets
Fund, Class R6	34,892	2,804	(37,696)	—		—[a]	—	(164,387)	—
Templeton Global Total
Return Fund, Class R6	36,550	39,636	(19,180)	57,006		651,012	4,381	(7,717)	0.01%

Total						$17,895,219	$15,277	$(388,361)

Franklin LifeSmart 2055 Retirement Target
Fund
Franklin DynaTech Fund,
Class R6	3,991	382	(4,373)	—	$	—[a]	$—	$(16,681)	—
Franklin Emerging Market
Debt Opportunities Fund	563	—	(563)	—		—[a]	—	(620)	—
Franklin Focused Core
Equity Fund, Class R6	15,642	1,492	(2,299)	14,835		196,859	—	(6,787)	0.11%
Franklin Growth Fund,
Class R6	3,057	292	(450)	2,899		213,346	—	(3,759)	—[b]
Franklin Growth
Opportunities Fund,
Class R6	2,804	5,881	(555)	8,130		263,644	—	(2,215)	0.02%
Franklin India Growth Fund,
Class R6	4,630	1,069	(720)	4,979		59,551	—	(946)	0.05%
Franklin International
Growth Fund, Class R6	4,533	433	(4,966)	—		—[a]	—	(3,095)	—
Franklin International Small
Cap Growth Fund,
Class R6	10,517	3,593	(1,656)	12,454		233,011	—	(3,381)	0.01%
Franklin
K2 Alternative Strategies
Fund, Class R6	12,896	215	(7,157)	5,954		62,215	—	(5,158)	0.01%

|27

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN UNDERLYING FUNDS (continued)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin LifeSmart 2055 Retirement Target
Fund (continued)
Franklin K2 Long Short
Credit Fund, Class R6	—	6,228	—	6,228	$61,787	$—	$—	0.09%
Franklin Low Duration Total
Return Fund, Class R6	3,475	5,403	(1,125)	7,753	75,905	189	(204)	—[b]
Franklin Mutual International
Fund, Class R6	8,791	1,392	(1,328)	8,855	118,474	—	(3,533)	0.06%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	7,205	3,169	(3,506)	6,868	40,658	—	(1,161)	0.03%
Franklin Real Estate
Securities Fund, Class R6 .	988	98	(1,086)	—	—[a]	96	1,107	—
Franklin Rising Dividends
Fund, Class R6	2,377	226	(349)	2,254	112,657	—	(1,881)	—[b]
Franklin Short Duration U.S.
Government ETF	20	—	(20)	—	—[a]	2	(21)	—
Franklin Small Cap Growth
Fund, Class R6	2,768	262	(406)	2,624	44,558	—	(1,659)	—[b]
Franklin Strategic Income
Fund, Class R6	1,454	2,097	(452)	3,099	28,516	198	(140)	—[b]
Franklin U.S. Government
Securities Fund, Class R6 .	—	3,888	(135)	3,753	23,979	79	(1)	—[b]
Franklin Utilities Fund,
Class R6	2,725	3,000	(531)	5,194	91,884	652	(80)	—[b]
Institutional Fiduciary Trust
Money Market Portfolio	32,449	447,743	(424,153)	56,039	56,039	—	—	—[b]
Templeton Foreign Fund,
Class R6	13,160	4,967	(1,919)	16,208	102,112	—	(2,710)	—[b]
Templeton Frontier Markets
Fund, Class R6	4,280	267	(4,547)	—	—[a]	—	(7,130)	—
Templeton Global Total
Return Fund, Class R6	3,855	5,076	(2,881)	6,050	69,092	402	(1,788)	—[b]

Total					$1,854,287	$1,618	$(61,843)

Franklin Moderate Allocation Fund
Franklin DynaTech Fund,
Class R6	3,104,067	162,702	—	3,266,769	$154,060,843	$—	$—	5.12%
Franklin Emerging Market
Debt Opportunities Fund	4,703,524	—	(4,703,524)	—	—[a]	—	(6,713,070)	—
Franklin Growth Fund,
Class R6	5,082,772	—	—	5,082,772	374,092,042	—	—	3.14%
Franklin Growth
Opportunities Fund,
Class R6	2,108,659	—	(234,649)	1,874,010	60,774,146	—	(117,618)	4.62%
Franklin International
Growth Fund, Class R6	3,518,060	—	—	3,518,060	37,572,878	—	—	8.93%
Franklin International Small
Cap Growth Fund,
Class R6	6,171,863	322,947	—	6,494,810	121,517,898	—	—	7.03%
Franklin
K2 Alternative Strategies
Fund, Class R6	8,489,495	982,317	—	9,471,812	98,980,430	—	—	8.02%
Franklin Low Duration Total
Return Fund, Class R6	20,488,108	2,281,042	—	22,769,150	222,909,976	862,695	—	8.75%

|28

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

								% of
								Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Moderate Allocation
Fund (continued)
Franklin Mutual European
Fund, Class R6	6,403,471	317,339	—	6,720,810	$122,520,357	$—	$—	4.28%
Franklin Pelagos
Commodities Strategy
Fund, Class R6	8,074,252	476,428	—	8,550,680	50,620,028	—	—	40.28%
Franklin Real Estate
Securities Fund, Class R6 .	2,118,854	9,131	—	2,127,985	50,156,612	207,012	—	8.32%
Franklin Rising Dividends
Fund, Class R6	4,580,581	—	—	4,580,581	228,937,436	—	—	1.39%
Franklin Short Duration U.S.
Government ETF	217,513	—	(217,513)	—	—[a]	17,464	(241,151)	—
Franklin Small Cap Growth
Fund, Class R6	1,319,381	—	—	1,319,381	22,403,091	—	—	0.79%
Franklin Strategic Income
Fund, Class R6	9,426,160	103,964	—	9,530,124	87,677,140	942,289	—	1.17%
Franklin U.S. Government
Securities Fund, Class R6 .	18,160,278	3,916,023	—	22,076,301	141,067,563	1,121,920	—	2.16%
Franklin Utilities Fund,
Class R6	5,431,764	42,044	—	5,473,808	96,831,655	686,575	—	1.59%
Institutional Fiduciary Trust
Money Market Portfolio	60,006,957	100,613,765	(130,533,464)	30,087,258	30,087,258	—	—	0.14%
Templeton Foreign Fund,
Class R6	19,839,565	—	—	19,839,565	124,989,262	—	—	2.00%
Templeton Frontier Markets
Fund, Class R6	3,562,592	—	(1,182,568)	2,380,024	24,300,044	—	(6,396,007)	10.86%
Templeton Global Total
Return Fund, Class R6	25,025,106	200,375	(2,235,294)	22,990,187	262,547,940	2,200,011	(7,108,235)	4.23%

Total					$2,312,046,599	$6,037,966	$(20,576,081)

aAs of March 31, 2016, no longer held by the fund.
bRounds to less than 0.01%.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|29

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

At March 31, 2016, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:

Effective May 1, 2016, Franklin LifeSmart 2015 Retirement Target Fund was renamed Franklin LifeSmart Retirement Income Fund and implemented changes to the investment goal and strategies.

ABBREVIATIONS
Selected Portfolio
ETF Exchange Traded Fund

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|30

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 26, 2016